Other (Income)/Deductions - Net - Footnotes - Commitments and Contingencies (Details) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) legal_accrual
Violation Of Securities Law, Failure to Disclose Material Information [Member]
Loss Contingencies [Line Items]
Litigation settlement income (loss)				$ (400.0)
Accrual No Longer Deemed Probable [Member]
Loss Contingencies [Line Items]
Litigation settlement income (loss)				$ 130.0
Number of reversed legal accruals | legal_accrual				2
Protonix / Pantoprazole [Member]
Loss Contingencies [Line Items]
Litigation settlement income (loss)			$ (784.6)
Neurontin [Member]
Loss Contingencies [Line Items]
Litigation settlement income (loss)				$ (610.0)
Effexor [Member]
Loss Contingencies [Line Items]
Litigation settlement income (loss)				$ (56.0)
Pending Litigation [Member] | Celebrex and Bextra [Member] | Product Safety Misrepresentation [Member]
Loss Contingencies [Line Items]
Litigation settlement, amount	$ 486.0	$ 486.0